WARRANTS AND OPTIONS (Details Narrative) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Number of options granted	25,000		2,863,500
Share based compensation | $	$ 1,875	$ 3,869
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted	252,967
Number of options granted	252,967
Proceeds from exercise of warrants | $	$ 946
Share options [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $	1,060	3,349
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted			1,545,000
Share based compensation | $	$ 815	$ 520
Number of exercisable shares	500,000		500,000
Number of shares not yet vested	30,000